CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 15, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001		$ 0.001
Preferred Stock, shares authorized	100,000,000		100,000,000
Preferred Stock, shares issued	0		0
Preferred Stock, shares outstanding	0		0
Common Stock, par value	$ 0.001		$ 0.001
Common Stock, shares authorized	300,000,000		300,000,000
Common Stock, shares issued	188,971		199,652
Common Stock, shares outstanding	173,289		141,921
Common Stock adjusted for Reverse Split for each Share		1,500
Treasury Stock, par value	$ 0.001		$ 0.001
Treasury Stock, shares common stock	887		1,330,440